Other assets impairments, restructuring and other items (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Schedule of Other Assets Impairments, Restructuring and Other Items

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Impairment of long -lived tangible assets (1)	$769	$1,024	$28
Contingent consideration (see note 20)	54	303	548
Restructuring	225	74	111
Other	1	(14)	30

Total	$1,050	$1,388	$718

(1)	Including impairments related to exit and disposal activities.

Summary of Restructuring Plan Including Costs Related to Exit and Disposal
The following table provides the components of restructuring costs:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
Restructuring
Employee termination	$215	$53	$52
Other	10	21	59

Total	$225	$74	$111

Summary of Restructuring Accruals

The following table provides the components of and changes in the Company’s restructuring accruals:

	Employee termination costs	Other	Total
	(U.S. $ in millions )
Balance as of January 1, 2023	$(112)	$(7)	$(119)

Provision	(52)	(59)	(111)
Utilization and other*	90	59	149

Balance as of December 31, 2023	$(75)	$(7)	$(82)

Provision	(53)	(21)	(74)
Utilization and other*	73	16	88

Balance as of December 31, 2024	$(55)	$(13)	$(68)

Provision	(215)	(10)	(225)
Utilization and other*	147	9	156

Balance as of December 31, 2025	$(124)	$(14)	$(138)

*	Includes adjustments for foreign currency translation.